Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Oct. 31, 2024	Jan. 31, 2024	Jan. 31, 2023
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	186.67	23	0
Preferred stock, shares outstanding	186.67	23	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	256,942,937	214,647,732	208,457,823
Common stock, shares outstanding	256,942,937	214,647,732	208,457,823